Expense Example, No Redemption - DWS RREEF Global Infrastructure Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 705
3 Years	988
5 Years	1,292
10 Years	2,154
Class T
Expense Example, No Redemption:
1 Year	384
3 Years	677
5 Years	992
10 Years	1,884
Class C
Expense Example, No Redemption:
1 Year	213
3 Years	670
5 Years	1,154
10 Years	2,295
Class R6
Expense Example, No Redemption:
1 Year	108
3 Years	337
5 Years	585
10 Years	1,294
INST Class
Expense Example, No Redemption:
1 Year	112
3 Years	358
5 Years	624
10 Years	1,383
Class S
Expense Example, No Redemption:
1 Year	122
3 Years	383
5 Years	664
10 Years	$ 1,465